Loss Per Share (Details) - Schedule of basic and diluted net profit (loss) per share attributed to the ordinary shareholders - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to the Company Ordinary Shares	$ 13,658	$ 10,127	$ 53,484	$ 3,741
Denominator:
Weighted average stock used in computing net loss per share attributed to Ordinary Shares, basic and diluted	101,321	82,829	87,487	65,639
Net loss per share attributable to Ordinary Shares, basic and diluted:	$ (134.8)	$ (122.26)	$ (611.33)	$ (56.99)